Business Combinations - Stayz - Additional Information (Detail) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) Property	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 30, 2014 USD ($)
Business Acquisition [Line Items]
Payment made to acquire business, net of cash acquired		$ 17,847	$ 17,847	$ 205,470	$ 16,207
Stayz [Member]
Business Acquisition [Line Items]
Percentage of ownership interest	100.00%			100.00%
Payment made to acquire business, net of cash acquired	$ 197,820			$ 192,312
Business acquisition transaction costs	$ 3,802			3,802
Business acquisition aggregate purchase price						$ 196,739
Business acquisition amount paid to sellers						$ 1,081
Number of rental properties | Property	40,000
Decrease in proforma revenue based on adjustments				(1,900)
Decrease in proforma net income based on adjustments				$ (1,300)